Share-based compensation	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation	Share-based compensation
(a)Restricted share unit plan
Restricted share units
We have various restricted share unit award types, including equity-accounted restricted share units (RSUs) and performance restricted share units (PSUs), and liability-accounted restricted share units (Phantom RSUs) and performance restricted share units (Phantom PSUs). All restricted share units are nominally equal in value to one TELUS International subordinate voting share, and liability-accounted restricted share units are settled in cash. All restricted share units granted during the years ended December 31, 2023, 2022 and 2021, were equity-accounted RSUs, whereas all restricted share units granted prior to December 31, 2020, were liability-accounted Phantom RSUs or Phantom PSUs. The following table presents a summary of the activity related to our restricted share units:

	US$ denominated
	Number of units		Weighted average grant-date fair value
	Non-vested	Vested
Outstanding, January 1, 2021	1,383,642	—	$7.94
Granted	1,383,983	—	$27.26
Vested	(805,429)	805,429	$7.29
Exercised	—	(805,429)	$7.29
Forfeited	(111,389)	—	$20.16
Outstanding, December 31, 2021	1,850,807	—	$21.94
Granted	821,223	59,512	$26.41
Vested	(798,373)	798,373	$16.63
Exercised(1)	—	(857,885)	$17.52
Forfeited	(267,836)	—	$19.85
Outstanding, December 31, 2022	1,605,821	—	$27.10
Granted	1,567,809	770,043	$15.34
Vested	(423,501)	423,501	$26.49
Exercised(1)	—	(1,193,544)	$17.01
Forfeited	(134,383)	—	$23.80
Outstanding, December 31, 2023	2,615,746	—	$21.36
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(1)During the year ended December 31, 2023, 1,193,544 RSUs (2022 - 360,044 RSUs) were exercised and settled with subordinate voting shares issued from treasury, and for the year ended December 31, 2022, all remaining 497,841 Phantom RSUs and Phantom PSUs were exercised and cash-settled in for $11 million based on a weighted average share price on the dates of exercises of $22.01.
During the year ended December 31, 2023, RSUs granted were equity-settled awards and generally vest in three annual instalments. PSUs granted vest in three years and are subject to TELUS International revenue and earnings per share performance growth targets. These RSUs and PSUs are eligible for dividend reinvestment units, if declared and paid by TELUS International, as such the fair value was determined to be equal to the market price of a subordinate voting share of TELUS International on the date of grant.
As at December 31, 2023, the outstanding restricted share units were comprised of 1,926,994 RSUs, 688,752 PSUs (2022 - 1,218,796 RSUs, 387,025 PSUs).
Phantom TELUS Corporation restricted share units (Phantom TELUS Corporation RSU)
Each Phantom TELUS Corporation RSU was nominally equal in value to one TELUS Corporation common share and was nominally entitled to the dividends that would arise thereon if it were an issued and outstanding TELUS Corporation common share. The notional dividends were recorded as additional issuances of restricted share units during the vesting period of the restricted share unit. Due to the notional dividend mechanism, the grant-date fair value of restricted share units equaled the fair market value of the corresponding TELUS Corporation common shares at the grant date. The restricted share units generally became payable when vesting was completed and typically vested over a period of 30 months (the requisite service period). These restricted share units generally had a variable payout (0%-150%) depending upon our financial performance and non-market quality-of-service performance conditions. The grant-date fair value of our restricted share units affected by the financial performance and non-market quality-of-service performance conditions equaled the fair market value of the corresponding TELUS Corporation common shares at the grant date. The Phantom TELUS Corporation RSUs are historic grants made to certain employees, and no new awards are expected to be made. There were no awards outstanding and no activity occurred during the year ended December 31, 2023.

	2022			2021
	Phantom TELUS Corporation restricted share units			Phantom TELUS Corporation restricted share units
Years Ended December 31 Canadian $ denominated	Non-vested	Vested	Weighted average grant-date fair value	Non-vested	Vested	Weighted average grant-date fair value
Outstanding, beginning of year	78,011	—	$24.20	156,749	—	$24.17
Granted	—	—	$—	24,757	—	$27.58
Vested	(59,549)	59,549	$24.13	(85,154)	85,154	$23.96
Exercised(1)	—	(59,549)	$24.13	—	(86,745)	$25.22
Dividends	1,568	—	$30.85	5,023	1,591	$27.43
Forfeited	(20,030)	—	$24.92	(23,364)	—	$24.72
Outstanding, end of year	—	—	$—	78,011	—	$24.20
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(1)In 2022, all remaining Phantom TELUS Corporation RSUs were either forfeited or exercised and cash-settled for CAD$2 million, reflecting the share price on the date of exercise of CAD$28.67.
(b)Share option awards
We have equity-settled share option awards (Share Options), and liability-accounted share option awards (Phantom Share Options). Share Options grant the right to the employee recipient to purchase and receive a subordinate voting share of TELUS International for a pre-determined exercise price. Phantom Share Options grant the right to the employee recipient to receive cash equal to the intrinsic value of the share option award, determined as the difference between the market price of a subordinate voting share of TELUS International and the exercise price. Share option awards are generally exercisable for a period of ten years from the time of grant. Beginning January 1, 2021, share option awards granted were equity-settled.
During the year ended December 31, 2023, Share Options granted generally vested annually over a four-year period, in four equal instalments (graded-vesting method), and expire in ten years. All Share Options are valued using the Black-Scholes valuation model on the date of grant, and are not revalued subsequently unless a modification has occurred.
Phantom Share Options generally vest over 30 months and are liability-accounted, which requires a periodic mark-to-market adjustment to revalue the liability to reflect the fair value of the awards. Fair value of the awards is determined using the Black-Scholes valuation model, adjusted for the number of awards that have vested to date and the expected variable payout (0%-100%) depending upon our financial performance and non-market quality-of-service performance conditions. As at December 31, 2023, there were no Phantom Share Options remaining.
In using the Black-Scholes valuation model, the following inputs are used: risk-free interest rate is based on a Government of Canada yield curve that is current at the time of grant; expected lives of the share option awards are based on management’s best estimate of the time to option expiration based on historical trends and other factors; expected volatility considers the historical volatility in the observable prices of our own and our comparable peers; dividend yield is the expected dividend yield for a subordinate voting share of TELUS International.
The following table presents the activity related to our share option awards.

	US $ denominated			Canadian $ denominated
	Number of share option units			Number of share option units
	Non-vested	Vested	Weighted average exercise price	Non-vested	Vested	Weighted average exercise price
Outstanding, January 1, 2021	654,633	3,267,423	$6.23	—	242,244	$4.75
Granted	579,949	—	$25.00	—	—	—
Vested	(150,397)	150,397	$5.78	—	—	—
Exercised	—	(1,321,238)	$5.74	—	(242,244)	$4.75
Outstanding, December 31, 2021	1,084,185	2,096,582	$9.86	—	—	—
Vested	(293,860)	293,860	$8.46	—	—	—
Exercised(1)	—	(293,860)	$8.46	—	—	—
Forfeited	(209,610)	—	$6.59	—	—	—
Outstanding, December 31, 2022	580,715	2,096,582	$10.27	—	—	—
Vested	(358,413)	358,413	$6.43	—	—	—
Exercised(1)	—	(124,337)	$8.46	—	—	—
Forfeited	(2,202)	(13,975)	$5.77	—	—	—
Outstanding, December 31, 2023(2)	220,100	2,316,683	$10.39	—	—	—
Exercisable, December 31, 2023	—	2,316,683	$9.00	—	—	—
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(1)During the year ended December 31, 2023, nil Share Options (2022 - 159,354 Share Options) were exercised and settled for shares issued from treasury (2022 - 65,859 shares, net of withholding taxes), and 124,337 Phantom Share Options (2022 - 134,506 Phantom Share Options) were exercised and cash-settled for $2 million (2022 - $2 million), reflecting the intrinsic value at the date of settlement and a weighted average share price on the dates of exercises of $14.81 (2022 - $23.75).
(2)For options outstanding at the end of the year, the exercise prices ranged from $4.87 to $8.95 for 2,096,582 options (2022 - $4.87 to $8.95 for 2,223,121 options) with a weighted-average remaining contractual life of 3.0 years (2022 - 4.2 years), and $25.00 for 440,201 options (2022 - $25.00 for 454,176 options) with a weighted-average remaining expected life of 7.2 years (2022 - 8.2 years).
There were no Share Options granted during the years ended December 31, 2023 and 2022. The weighted average fair value of Share Options granted during the year ended December 31, 2021, and the weighted average assumptions used in the fair value estimation at the time of grant, calculated by using the Black-Scholes model, are as follows:

Year Ended December 31	2021
Share option award fair value (per share option)	$5.34
Risk free interest rate	0.73%
Expected lives (years)	6.5
Expected volatility	19.30%
Dividend yield	—
(c)    Other
During the year ended December 31, 2023, we granted Unit Appreciation Rights (UARs) to certain employees of WillowTree which have a maximum value of $120 million, are subject to continued employment, and the fair value determined based on the achievement of certain performance targets of WillowTree. These UARs may be settled in cash or, at our option, TELUS International subordinate voting shares, vest in three annual tranches exercisable beginning in fiscal 2026, and are equity-
accounted. The settlement of UARs are funded by the provisions for written put options arising from the WillowTree acquisition (see Note 14(c)—Intangible assets and goodwill—Business acquisitions and Note 15—Provisions). As such, total payments made to settle any UARs following the vesting of each tranche will be deducted from the gross payments required to settle these provisions.
During the year ended December 31, 2023, we acquired two businesses and provided performance earn-outs to certain of its employees, subject to continued employment, which have a maximum payout of approximately $12 million payable in fiscal 2025 and may be settled in cash or, at our option, TELUS International subordinate voting shares (see Note 14(c)—Intangible assets and goodwill—Business acquisitions). These earn-outs were included in share-based compensation.